Significant Accounting Policies - Long-term investments and Revenue recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue recognition
Impairment of equity method investment	¥ 0	¥ 0	¥ 0
Maximum economic benefit period from paid columns and online courses	1 year
Revenues	¥ 316,779	386,764	655,606
Contract assets		0	0
Revenue recognized included in contract liabilities balance at the beginning of the period	18,850	8,160	4,230
Online advertising services
Revenue recognition
Revenues	214,722	172,811	283,426
Integrated marketing
Revenue recognition
Revenues	1,342	133,599	250,344
Offline events
Revenue recognition
Revenues	32,127	26,992	53,861
Consulting
Revenue recognition
Revenues	36,867	32,622	15,264
Advertisement agent services
Revenue recognition
Revenues	3,696
Enterprise value-added services
Revenue recognition
Revenues	74,032	193,213	319,469
Institutional investor subscription services
Revenue recognition
Revenues	25,490	16,036	20,039
Enterprise subscription services
Revenue recognition
Revenues	94	361	2,077
Individual subscription services
Revenue recognition
Revenues	2,441	4,343	30,595
Subscription services
Revenue recognition
Revenues	¥ 28,025	¥ 20,740	¥ 52,711